Investments in associates and joint venture - Statement of fair values of the identifiable assets and liabilities of Tinka (Details) $ in Thousands, £ in Millions			12 Months Ended
	Jan. 31, 2020 GBP (£)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Consideration transferred			$ 13,453	$ 0	$ 0
Tinka Resources Ltd [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Current assets			16,548
Non-current assets			53,769
Current liabilities			(612)
Total identifiable net assets at fair value			69,705
Consideration transferred	£ 16	$ 13,400	$ 13,453